Consolidated Statements of Comprehenive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (4,639,662)	$ (4,664,412)
Other comprehensive income:
Foreign currency translation adjustments	214,253
Comprehensive loss	$ (4,425,409)	$ (4,664,412)